Net Loss per Share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	5,700,000	3,100,000	5,700,000	2,100,000